STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - 2.1%
Tesla Inc.	46,692	[a]	12,385,053
Banks - 3.6%
Bank of America Corp.	192,086		5,800,997
JPMorgan Chase & Co.	86,264		9,014,588
Truist Financial Corp.	138,414		6,026,546
			20,842,131
Capital Goods - 8.0%
Deere & Co.	26,147		8,730,222
Eaton Corp.	67,659		9,023,004
Honeywell International Inc.	56,815		9,486,401
Illinois Tool Works Inc.	41,242		7,450,367
Raytheon Technologies Corp.	98,279		8,045,119
Trane Technologies PLC	30,861		4,468,981
			47,204,094
Consumer Durables & Apparel - .9%
NIKE Inc., Cl. B	65,986		5,484,756
Consumer Services - 3.2%
Las Vegas Sands Corp.	215,048	[a]	8,068,601
Marriott International Inc., Cl. A	34,740		4,868,464
McDonald's Corp.	26,320		6,073,077
			19,010,142
Diversified Financials - 6.0%
Ameriprise Financial Inc.	32,821		8,269,251
CME Group Inc.	45,633		8,082,973
S&P Global Inc.	19,175		5,855,086
Synchrony Financial	220,758		6,223,168
Voya Financial Inc.	114,975		6,955,988
			35,386,466
Energy - 4.7%
Baker Hughes Co.	168,283		3,527,212
Chevron Corp.	43,631		6,268,466
Pioneer Natural Resources Co.	58,641		12,697,536
Valero Energy Corp.	46,997		5,021,629
			27,514,843
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	17,904		8,455,522
Food, Beverage & Tobacco - 3.2%
Altria Group Inc.	169,974		6,863,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Food, Beverage & Tobacco - 3.2% (continued)
The Coca-Cola Company	210,132		11,771,596
			18,635,146
Health Care Equipment & Services - 7.6%
Abbott Laboratories	64,573		6,248,083
Centene Corp.	95,595	[a]	7,438,247
CVS Health Corp.	27,331		2,606,557
Humana Inc.	13,355		6,479,712
UnitedHealth Group Inc.	42,711		21,570,763
			44,343,362
Household & Personal Products - 2.0%
The Estee Lauder Companies Inc., Cl. A	39,255		8,475,155
The Procter & Gamble Company	27,938		3,527,173
			12,002,328
Insurance - 1.5%
American International Group Inc.	187,834		8,918,358
Materials - 1.7%
Celanese Corp.	65,084		5,879,689
Martin Marietta Materials Inc.	11,966		3,854,129
			9,733,818
Media & Entertainment - 5.1%
Alphabet Inc., Cl. A	227,494	[a]	21,759,801
Live Nation Entertainment Inc.	37,842	[a]	2,877,506
Meta Platforms Inc., Cl. A	40,756	[a]	5,529,774
			30,167,081
Pharmaceuticals Biotechnology & Life Sciences - 9.3%
AbbVie Inc.	110,837		14,875,434
Danaher Corp.	35,507		9,171,103
Eli Lilly & Co.	34,898		11,284,268
Pfizer Inc.	184,927		8,092,406
Regeneron Pharmaceuticals Inc.	6,047	[a]	4,165,597
Thermo Fisher Scientific Inc.	13,354		6,773,015
			54,361,823
Real Estate - 2.7%
American Tower Corp.	53,477	[b]	11,481,512
Equinix Inc.	7,827	[b]	4,452,311
			15,933,823
Retailing - 4.3%
Amazon.com Inc.	191,389	[a]	21,626,957
The Home Depot Inc.	12,563		3,466,634
			25,093,591
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices Inc.	107,093	[a]	6,785,413
Broadcom Inc.	17,831		7,917,142
KLA Corp.	27,769		8,403,732

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Semiconductors & Semiconductor Equipment - 7.5% (continued)
Micron Technology Inc.		207,754		10,408,475
NVIDIA Corp.		46,775		5,678,017
Qualcomm Inc.		44,041		4,975,752
				44,168,531
Software & Services - 11.7%
Accenture PLC, Cl. A		19,901		5,120,527
CrowdStrike Holdings Inc., CI. A		41,778	[a]	6,885,432
Mastercard Inc., Cl. A		50,272		14,294,341
Microsoft Corp.		159,957		37,253,985
The Trade Desk Inc., Cl. A		81,451	[a]	4,866,697
				68,420,982
Technology Hardware & Equipment - 5.1%
Apple Inc.		172,300		23,811,860
Seagate Technology Holdings PLC		115,594		6,153,069
				29,964,929
Telecommunication Services - 3.4%
AT&T Inc.		184,796		2,834,771
T-Mobile US Inc.		126,470	[a]	16,968,480
				19,803,251
Transportation - 1.0%
CSX Corp.		216,016		5,754,666
Utilities - 3.6%
Exelon Corp.		207,956		7,790,032
NextEra Energy Inc.		81,166		6,364,226
Public Service Enterprise Group Inc.		128,100		7,203,063
				21,357,321
Total Common Stocks (cost $435,889,654)				584,942,017
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,306,684)	3.03	2,306,684	[c]	2,306,684
Total Investments (cost $438,196,338)		100.0%		587,248,701
Cash and Receivables (Net)		.0%		197,201
Net Assets		100.0%		587,445,902

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	584,942,017	-	-	584,942,017
Investment Companies	2,306,684	-	-	2,306,684

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded.

Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment

Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2022, accumulated net unrealized appreciation on investments was $149,052,363, consisting of $175,583,145 gross unrealized appreciation and $26,530,782 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.